Financial Liabilities	12 Months Ended
Dec. 31, 2024
Financial Liabilities
Financial Liabilities

(21)Financial Liabilities

This note provides information on the contractual conditions of the Group’s financial liabilities, which are measured at amortized cost, except for the financial derivatives that are valued at fair value. For further information on exposure to interest rate risk, currency risk and liquidity risk and the fair values of financial liabilities, please refer to note 30.

Details at 31 December 2024 and 2023 are as follow:

		Thousands of Euros
Financial liabilities	Reference	31/12/2024	31/12/2023 (*)
Non-current bonds	(a)	5,418,211	4,615,474
Senior secured debt	(b)	2,373,264	3,309,032
Other loans	(b)	53,125	445,249
Other non-current financial liabilities	(d)	810,379	814,069
Non-current financial derivatives	Note 30	—	11
Non-current lease liabilities	Note 8	1,024,845	1,004,227
Loan transaction costs		(189,180)	(154,458)
Total non-current financial liabilities		9,490,644	10,033,604

Current bonds	(a)	113,298	145,898
Senior secured debt	(b)	25,420	34,832
Other loans	(b)	292,780	699,211
Other current financial liabilities	(d)	123,406	115,566
Current financial derivatives	Note 30	5,863	10,133
Current lease liabilities	Note 8	116,534	107,101
Loan transaction costs		(1,214)	(89,127)
Total current financial liabilities		676,087	1,023,614

(*) Restated figures (Note 2.d)

a)Senior Notes

Detail of Senior Notes at 31 December 2024 is as follows:

	Thousands of Euros
	Issuance date		Company		Nominal value	Currency	Annual coupon	Maturity
Unsecured senior notes	5/10/2021	(1)	Grifols, S.A.	(2)	1,400,000	Euros	3.875%	2028
	5/10/2021	(1)	Grifols, S.A.	(2)	705,000	US Dollars	4.750%	2028
	15/11/2019	(1)	Grifols, S.A.	(2)	770,000	Euros	2.250%	2027

Secured senior notes	30/4/2024	(1)			1,000,000
	4/6/2024	(1)	Grifols, S.A.		300,000	Euros	7.500%	2030
	19/12/2024	(3)	Grifols, S.A.		1,300,000	Euros	7.125%	2030

(1)Listed on the Euronext Global Exchange Market of the Irish Stock Exchange (ISE)

(2)As a result of the merger between Grifols Escrow Issuer, S.A. and Grifols, S.A. in the fiscal year 2023 (see note 2).

(3)	Currently in process of preparation of the documentation for the listing on the Euronext Global Exchange Market of the Irish Stock Exchange (ISE)

New Debt Issuances in 2024

On April 30, 2024, Grifols, S.A. closed the issuance of senior secured corporate notes (Senior Secured Notes) amounting to Euros 1,000 million. Subsequently, on June 4, 2024, an additional private placement of senior secured notes amounting to Euros 300 million was completed. Both placements mature in May 2030 and bear an annual coupon of 7.5%, having the same economic terms and benefiting from the same personal garantees and in rem security as the senior secured notes issued on November 15, 2019. These notes have customary change of control protection in respect of the issuer. The funds obtained have been used to repay the senior unsecured notes (“Grifols Senior Unsecured Notes”) maturing in May 2025 amounting Euros 1,000 million and to partially repay (for an amount of Euros 300 million) the Group’s revolving credit facility of the Group’s Credit and Guaranty Agreement originally dated November 15, 2019 (the “Credit Agreement”) (note 21(b)).

On December 19, 2024, Grifols, S.A. closed the issuance of senior secured corporate notes (Senior Secured Notes) amounting Euros 1,300 million, maturing in May 2030 and bearing an annual coupon of 7.125%. These notes also have customary change of control protection and in addition they have an special redemption feature during the call protection period (“non-call period”) allowing for a favorable redemption price versus the make-whole cost during such non-call period. The net funds obtained from such issuance have been used, together with available cash, to: (i) fully repay the Senior Secured Notes (“Senior Secured Notes”) of Grifols, S.A. maturing in February 2025, for an amount of Euros 343 million; and (ii) fully clean-down the amount drawn under the revolving credit facility of the Credit Agreement (note 21(b)).

Details of movement in the Senior Notes for the year ended 31 December 2024 are as follows:

	Thousands of Euros
	Outstanding				Outstanding
	balance at			Exchange	balance at
	01/01/2024	Issuance	Cancellation	differences	31/12/2024
Senior unsecured corporate notes 2017	1,000,000	—	(1,000,000)	—	—
Senior secured corporate notes 2019	1,577,465	—	(837,856)	—	739,609
Senior unsecured corporate notes Euros 2021	1,400,000	—	—	—	1,400,000
Senior unsecured corporate notes US Dollars 2021	638,009	—	—	40,593	678,602
Senior secured corporate notes 2024	—	2,600,000	—	—	2,600,000
	4,615,474	2,600,000	(1,837,856)	40,593	5,418,211

Details of movement in the Senior Notes for the year ended 31 December 2023 are as follows:

	Thousands of Euros
	Outstanding	Exchange	Outstanding
	balance at 01/01/2023	differences	balance at 31/12/2023
Senior unsecured corporate notes 2017	1,000,000	—	1,000,000
Senior secured corporate notes 2019	1,577,465	—	1,577,465
Senior unsecured corporate notes Euros 2021	1,400,000	—	1,400,000
Senior unsecured corporate notes US Dollars 2021	660,979	(22,970)	638,009
	4,638,444	(22,970)	4,615,474

At 31 December 2024 and 2023 the current obligations caption includes the issue of bearer promissory notes to Group employees, as follows:

	Thousands of Euros
	31/12/2024	31/12/2023
Issuance date	4/5/2024	5/5/2023
Maturity date	4/5/2025	4/5/2024
Nominal amount of promissory notes (Euros)	3,000	3,000
Interest rate	5.00%	4.00%
Promissory notes subscribed	77,475	117,570
Buy-backs or redemptions	(3,084)	(1,842)
Interest pending accrual	(1,214)	(1,540)

b)Loans and borrowings

Details of loans and borrowings at 31 December 2024 and 2023 are as follows:

					Thousands of Euros
					31/12/2024		31/12/2023
					Amount	Carrying	Amount	Carrying
Credit	Currency	Interest rate	Date awarded	Maturity date	extended	amount	extended	amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	1,360,000	856,869	1,360,000	1,242,210
Senior debt - Tranche B	US Dollars	SOFR + 2.00%	15/11/2019	15/11/2027	2,343,896	1,516,395	2,343,896	2,066,822
Total senior debt					3,703,896	2,373,264	3,703,896	3,309,032

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	—	—	100,000	10,625
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	85,000	21,250	85,000	31,875
EIB Loan	Euros	2.15%	25/9/2018	25/9/2028	85,000	31,875	85,000	42,500
Total EIB Loan					170,000	53,125	270,000	85,000

Revolving Credit	US Dollars	SOFR + 2.50%	15/11/2019	15/11/2025	414,667	—	937,559	360,249
Revolving Credit Renewed	US Dollars	SOFR + 2.50%	19/12/2024	30/5/2027	863,500	—	—	—
Total Revolving Credit					1,278,167	—	937,559	360,249

Loan transaction costs					—	(88,257)	—	(104,797)
Non-current loans and borrowings					5,152,063	2,338,132	4,911,455	3,649,484

					Thousands of Euros
					31/12/2024		31/12/2023
					Amount	Carrying	Amount	Carrying
Credit	Currency	Interest rate	Date awarded	Maturity date	extended	amount	extended	amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	(*)	7,830	(*)	13,076
Senior debt - Tranche B	US Dollars	SOFR + 2.00%	15/11/2019	15/11/2027	(*)	17,590	(*)	21,756
Total senior debt					—	25,420	—	34,832

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	(*)	10,625	(*)	10,625
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	(*)	10,625	(*)	10,625
EIB Loan	Euros	2.15%	25/9/2018	25/9/2028	(*)	10,625	(*)	10,625
Total EIB Loan					—	31,875	—	31,875
Other current loans		0.10% - Euribor + 7.9%			277,048	260,905	691,514	667,336
Loan transaction costs					—	—	—	(59,735)
Current loans and borrowings					277,048	318,200	691,514	674,308

(*) See amount granted under non-current debt.

Current loans and borrowings include accrued interest amounting to Euros 25,775 thousand at 31 December 2024 (Euros 27,468 thousand at 31 December 2023).

Between 2015 and 2018, the Group arranged three long-term loans with the European Investment Bank totaling Euros 270,000 thousand (divided into two loans of Euros 85,000 thousand and one loan of Euros 100,000 thousand) to support its investments in R&D, mainly focused on the search for new therapeutic indications for plasma-derived protein therapies. The financial terms include a fixed interest rate, a maturity of 10 years with a grace period of 2 years. At 31 December 2024, the carrying amount of the loans obtained from the European Investment Bank amounts to Euros 85,000 thousand (Euros 116,875 thousand at 31 December 2023).

“Other current loans” includes a secured loan from the Group company Biotest, AG with an original term of 5 years until 2024. The total volume amounts to Euros 240 million, divided into two Term Facilities (B1 and B2) of Euros 225 million and a Revolving Credit Facility of Euros 15 million. As of December 31, 2024, said loan has been fully repaid in accordance with its maturity (Euros 223,077 thousand at 31 December 2023).

Additionally, it is relevant to mention that the funds obtained from the sale of SRAAS have been used to amortize, on a pro-rata basis, the Senior Debt Tranche B maturing in 2027 and the Senior Secured Bonds (“Senior Secured Notes”) maturing in 2025. The prepayments were made towards next eight installments and the remainder was applied pro-rata against the remaining installments.

Senior Secured debt

The Senior Secured debt consists of an eight-year loan divided into two tranches: US Tranche B and Tranche B in Euros. The terms and conditions of both tranches are as follows:

●	US Dollar Tranche B:
●	Original principal amount of US Dollars 2,500 million.
●	Applicable margin of 200 basis points (bp) pegged to SOFR.
●	Quasi-bullet repayment structure.
●	Maturity in 2027.
●	Tranche B in Euros:
●	Original principal amount of Euros 1,360 million.
●	Applicable margin of 225 basis points (bp) pegged to Euribor.
●	Quasi-bullet repayment structure.
●	Maturity in 2027.

Details of Tranche B by maturity at 31 December 2024 are as follows:

	US Tranche B			Tranche B in Euros
		Principal in Thousands	Principal in		Principal in Thousands of
	Currency	of US Dollars	Thousands of Euros	Currency	Euros
Maturity
2026	US Dollars	8,431	8,115	Euros	4,582
2027	US Dollars	1,566,943	1,508,280	Euros	852,287
Total	US Dollars	1,575,374	1,516,395	Euros	856,869

The borrowers of the total Senior secured debt are Grifols, S.A. and Grifols Worldwide Operations USA, Inc.

Revolving credit facility

On 11 December 2024, and in relation to the Multicurrency Revolving Credit Facility (RCF), it was reported that the amount was increased from USD 1,000 million to USD 1,278.67 million until November 2025.

On 23 December 2024, and in relation to the Multicurrency Revolving Credit Facility (RCF), it was reported an 18- month extension of most of its current amount (the “RCF Extension”), with a new maturity in May 2027 and an amount of USD 863.50 million.

Following the extension of the Multicurrency Revolving Credit Facility (RCF), the financial expenses associated with the facility remain unchanged.

Movement in the Revolving Credit Facility is as follows:

	Thousands of Euros
	31/12/2024	31/12/2023
Drawn opening balance	360,249	—
Drawdowns	1,340,285	1,501,207
Repayments	(1,722,537)	(1,131,565)
Translation differences	22,003	(9,393)
Drawn closing balance	—	360,249

On February 21, 2025, further commitments from banks amounting to USD 74.5 million were signed, increasing the RCF for an amount of 74.5 millions of US Dollars (see note 32).

c)Covenants

Restricted Covenants

The outstanding notes issuances and the Credit Agreement include customary restricted covenants, including the following:

●	Customary restrictive covenants, subject to negotiated exceptions in line with market practice, mainly including: (i) restrictions on distributing dividends or making certain restricted payments or investments; (ii) limitations on incurring additional indebtedness, providing guarantees on debt, or issuing equity classified as disqualified stock; (iii) restrictions on creating liens on assets.
●	Customary events of default.
●	Customary pari-passu clauses, under which the senior secured notes and senior secured loans have the same ranking and seniority ahead of other unsecured and subordinated debt.
●	Customary early redemption option within our fixed rate instruments, subject to a call price schedule that declines ratably to par as from year 5.
●	Customary changes of control protection; which, if triggered, will result in the need to repay or refinance the Group’s senior indebtedness represented by the Credit and Guaranty Agreement, the Senior Notes and the EIB Finance Contracts.

As of December 31, 2024 and 2023, the Group is in compliance with the customary restricted covenants included in the financing agreements.

Guarantors

The notes and the senior secured debt under the Credit Agreement (including the revolving loans under the Credit Agreement) are guaranteed by Grifols, S.A. and certain significant subsidiaries of Grifols, S.A., which together with Grifols, S.A., represent, in the aggregate, at least 60% of the consolidated EBITDA of the Group. The guarantors are Grifols, S.A., Grifols Worldwide Operations Limited, Grifols Biologicals LLC, Grifols Shared Services North America, Inc., Grifols Therapeutics, LLC, Instituto Grifols, S.A., Grifols Worldwide Operations USA, Inc., Grifols USA, LLC, Grifols International, S.A. and Grifols Biotest Holdings GmbH.

d)Other financial liabilities

Details of other financial liabilities at 31 December 2024 and 2023 are as follows:

		Thousands of Euros
Other financial liabilities	Reference	31/12/2024	31/12/2023
Non-current debt with GIC (sovereign wealth fund in Singapore)	(i)	760,080	759,554
Non-current preferential loans		5,613	5,966
Other non-current financial liabilities	(ii)	44,686	48,549
Total other non-current financial liabilities		810,379	814,069

Current debt with GIC (sovereign wealth fund in Singapore)	(i)	84,539	81,384
Current preferential loans		1,392	1,536
Other current financial liabilities		37,475	32,646
Total other current financial liabilities		123,406	115,566

(i)Debt with GIC – Singapore sovereign wealth fund

In November 2021, approval was received from the pertinent authorities to close the agreement with GIC (Sovereign Fund of Singapore), announced in June 2021, whereby the Group received an amount of US Dollars 990 million in exchange for 10 ordinary Class B shares in Biomat USA and nine ordinary Class B shares in a new sub-holding, Biomat Newco, created for this purpose.

The main terms and conditions of the agreement with GIC were:

●	The distribution of annual preferential dividends to GIC equivalent to US Dollar 4,168 thousand per share, following majority approval of the Board of Directors of Biomat USA and Biomat Newco;
●	The redemption right with respect to Class B stock for US Dollars 52,105 thousand per share, is subject to unilateral approval of the Class B stockholders (with one share annually redeemable starting as of 31 December 2023). At 31 December 2024 a total of two shares have been redeemed (one at 31 December 2023).
●	From 1 December 2036, holders of Class B shares of Biomat USA will have the right to request Biomat USA to redeem up to the total of the Class B shares they hold at a value of US Dollars 52,105,263.16 per share. Class B shareholders of Biomat Newco will have the same right with respect to Biomat Newco.
●	In the event that the dividends or the annual redemption at Biomat USA or Biomat NewCo, where applicable, is not approved, is partially paid, or is otherwise not paid, GIC holds the right to obtain in exchange thereof an undetermined number of shares among the following alternatives (i) an additional number of shares in Biomat USA, in lieu of the non-payment occurred at Biomat USA, (ii) an additional number of shares in Biomat NewCo, in lieu of the non-payment occurred at Biomat NewCo; or (iii) a number of ADRs of Grifols S.A. in lieu of either (i) or (ii).
●	Grifols holds the right to redeem all of the Class B stock from the fifth year onwards;
●	In the event of liquidation of Biomat USA and Biomat Newco, GIC shall have the right to the preferential liquidation of US Dollars 52,105 thousand per share, but shall not have any rights over the liquidation of net assets of these companies.

At 31 December 2024, current debt with GIC includes Euros 34,385 thousand of accrued interests plus Euros 50,154 thousand related to the share redemption right (Euros 34,230 thousand of accrued interests plus Euros 47,154 thousand related to the share redemption right at 31 December 2023).

Grifols did not have the discretional right to avoid payment in cash and therefore, the instrument is recorded as a financial liability.

The Group does not lose control of Biomat USA and continues overseeing all aspects of the Biomat Group’s administration and operations.

(ii)Other non-current and current financial liabilities

At 31 December 2024, “Other non-current financial liabilities” include mainly an unsecured long-term loan in the amount of Euros 44.3 million corresponding to Biotest, AG, a company acquired by the Group on 25 April 2022 (note 3) (Euros 44.3 million and Euros 3.4 million from a supply contract respectively at 31 December 2023).

Details of the maturity of other financial liabilities are as follows:

	Thousands of Euros
	31/12/2024	31/12/2023
Maturity at:
Up to one year	123,405	115,566
Two years	51,645	52,268
Three years	51,211	48,478
Four years	51,016	48,060
Five years	95,262	47,848
Over five years	561,245	617,415
	933,784	929,635

e)Changes in liabilities derived from financing activities

	Thousands of Euros
			Senior Secured
			debt & Other	Finance lease	Other financial
	Reference	Bonds	loans	liabilities	liabilities	Total
Carrying amount at 1 January 2022		4,743,534	3,707,048	873,724	882,935	10,207,241
New financing		112,557	990,537	—	16,448	1,119,542
Payments		(217,058)	(944,386)	(104,287)	(15,685)	(1,281,416)
Interest accrued		176,317	206,901	43,640	84,586	511,444
Other movements		744	(744)	123,792	—	123,792
Interest paid		(150,595)	(156,461)	—	(43,331)	(350,387)
Liabilities assumed in business combinations	Note 3	(1,804)	121,597	30,290	31,016	181,099
Foreign exchange differences		27,965	117,029	49,785	50,154	244,933
Balance at 31 December 2022		4,691,660	4,041,521	1,016,944	1,006,123	10,756,248
New financing		113,100	1,505,657	—	4,621	1,623,378
Payments (*)		(121,957)	(1,171,677)	(116,394)	(57,532)	(1,467,560)
Interest accrued		177,482	352,325	40,105	85,586	655,498
Other movements		—	—	184,186	3,221	187,407
Interest paid		(147,998)	(308,048)	—	(72,896)	(528,942)
Liabilities assumed in business combinations	Note 3	—	—	—	2,464	2,464
Foreign exchange differences (*)		(29,971)	(95,983)	(13,513)	(31,808)	(171,275)
Balance at 31 December 2023		4,682,316	4,323,795	1,111,328	939,779	11,057,218
New financing (**)		2,616,194	1,340,285	—	(7,425)	3,949,054
Payments		(1,956,576)	(3,240,696)	(111,488)	(50,165)	(5,358,925)
Interest accrued		228,085	399,225	49,102	69,647	746,059
Other movements		—	—	49,356	2,922	52,278
Interest paid		(182,007)	(317,148)	—	(72,332)	(571,487)
Foreign exchange differences		41,358	150,873	43,081	57,222	292,534
Balance at 31 December 2024		5,429,370	2,656,334	1,141,379	939,648	10,166,731

(**) Includes transaction costs

(*) Restated figures (note 2.d)